DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Amortization Of Fair Value Adjustment
Interest expense associated with the amortization of this fair value adjustment, recognized in the Company’s consolidated statements of operations, consists of the following:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Amortization of fair value adjustment	$22	$23	$22

Components Of Long-Term Debt

	December 31
	2012	2011
	(Millions of Dollars)
Debt Facilities:
Revolver	$—	$—
Tranche B term loan ..	1,862	1,882
Tranche C term loan ..	950	960
Debt discount	(52)	(74)
Other debt, primarily foreign instruments .	67	61

	2,827	2,829
Less: short-term debt, including current maturities of long-term debt	(94)	(88)

Total long-term debt	$2,733	$2,741

Estimated Fair Values Of Company's Debt Facilities

	Estimated Fair Value (Level 1)	Carrying Value in Excess of Fair Value	Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Debt Facilities	$2,587	$173	A
December 31, 2011:
Debt Facilities	$2,660	$108	A

Contractual Debt Obligations Outstanding	The Company has the following contractual debt obligations outstanding at December 31, 2012 (in millions of dollars):

2013	$94
2014	1,852
2015	931
2016	1
2017	1

Total	$2,879